SUMMARY PROSPECTUS December 29, 2021

MFS® U.S. Government Cash Reserve Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s reports to shareholders and statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated December 29, 2021, as may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus.

CLASS	TICKER SYMBOL
Class A	MSRXX
Class B	MCRXX
Class C	MCCXX
Class I	CRHXX
Class 529A1	MACXX
Class 529B1	MRBXX
Class 529C1	MRCXX
Class R1	CRVXX
Class R2	CRMXX
Class R3	CRJXX
Class R4	CRKXX
Class R6	CRRXX

1  On December 8, 2021, the Board of Trustees of the fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the fund effective on or about June 9, 2022. All references to Class 529A, Class 529B, and Class 529C shares are hereby deleted on or about June 9, 2022.

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

Shareholder Fees (fees paid directly from your investment):

Share Class	A AND 529A	B AND 529B	C AND 529C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	None	None
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.31%	0.31%	0.31%	0.26%	0.26%	0.26%	0.26%	0.20%
Total Annual Fund Operating Expenses	0.91%	1.66%	1.66%	0.66%	0.96%	1.71%	1.71%	1.66%	1.16%	0.91%	0.66%	0.60%
Fee Reductions and/or Expense Reimbursements[1]	(0.46)%	(1.21)%	(1.21)%	(0.21)%	(0.46)%	(1.21)%	(1.21)%	(1.21)%	(0.71)%	(0.46)%	(0.21)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.45%	0.45%	0.45%	0.45%	0.50%	0.50%	0.50%	0.45%	0.45%	0.45%	0.45%	0.37%

1

MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 service fee to 0.00% of the class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2022. MFS Fund Distributors, Inc., has agreed in writing to waive the Class B, Class C, Class 529B, Class 529C, Class R1, and Class R2 distribution fee to 0.00% of the class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2022. Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.45% of the class’ average daily net assets annually for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, 0.37% of the class’ average daily net assets annually for Class R6 shares, and 0.50% of the class’ average daily net assets annually for each of Class 529A, Class 529B, and Class 529C shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2022.

LMM-SUM-122921

MFS U.S. Government Cash Reserve Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$46	$244	$459	$1,077
Class B Shares assuming[1]
redemption at end of period	$446	$705	$988	$1,661
no redemption at end of period	$46	$405	$788	$1,661
Class C Shares assuming[1]
redemption at end of period	$146	$405	$788	$1,661
no redemption at end of period	$46	$405	$788	$1,661
Class I Shares	$46	$190	$347	$803
Class 529A Shares	$51	$260	$486	$1,136
Class 529B Shares assuming[1]
redemption at end of period	$451	$720	$1,014	$1,717
no redemption at end of period	$51	$420	$814	$1,717
Class 529C Shares assuming[1]
redemption at end of period	$151	$420	$814	$1,717
no redemption at end of period	$51	$420	$814	$1,717
Class R1 Shares	$46	$405	$788	$1,864
Class R2 Shares	$46	$298	$570	$1,346
Class R3 Shares	$46	$244	$459	$1,077
Class R4 Shares	$46	$190	$347	$803
Class R6 Shares	$38	$169	$312	$728

1                 Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall.  A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share.  In addition, a low or negative interest rate environment may prevent the fund from providing a positive yield and could impair the fund’s ability to maintain a stable $1.00 per share.

Credit and Market Risk: The value of a money market instrument depends on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment.  The value of a money market instrument can also decline in response to changes in, or perceptions of, the financial condition of the issuer or borrower, changes in, or perceptions of, specific market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in, or perceptions of, general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Redemption Risk: Large or frequent redemptions could cause the fund’s share price to decrease to below $1.00 per share.

Focus Risk:  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares.  These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices.  Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities.  Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS U.S. Government Cash Reserve Fund

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

Performance information prior to July 1, 2014, reflects time periods when the fund was not considered a U.S. Government money market fund and had different investment policies and strategies. The fund’s investment policies and strategies changed effective July 1, 2014. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2021, was 0.00%. During the period(s) shown in the bar chart, the highest quarterly return was 0.42% (for the calendar quarter ended June 30, 2019) and the lowest quarterly return was 0.00% (for the calendar quarter ended December 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
A Shares	0.17%	0.59%	0.29%
B Shares	(3.83)%	0.20%	0.29%
C Shares	(0.83)%	0.59%	0.29%
I Shares	0.17%	0.59%	0.29%
529A Shares	0.16%	0.56%	0.28%
529B Shares	(3.84)%	0.17%	0.28%
529C Shares	(0.84)%	0.56%	0.28%
R1 Shares	0.17%	0.59%	0.29%
R2 Shares	0.17%	0.59%	0.29%
R3 Shares	0.17%	0.59%	0.29%
R4 Shares	0.17%	0.59%	0.29%
R6 Shares	0.18%	0.61%	0.31%

Investment Adviser

MFS serves as the investment adviser for the fund.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Effective at the close of business on May 29, 2020 (the Closing Date), the fund is closed to new and existing investor purchases, subject to the following exceptions.  Shareholders of the fund as of the Closing Date may continue to 1) reinvest distributions in the fund; 2) exchange shares from another MFS fund; 3) exercise their one-time Reinstatement Privilege (described in Appendix A of this prospectus) to reinvest in shares of the fund within 90 days of a redemption of fund shares; and 4) transfer some or all of the shares in their account to another account.

In addition, as of the Closing Date, shares of the fund may be purchased by the following investors:

1)             Retirement plans other than traditional IRAs, SIMPLE IRAs, Roth IRAs, SEP plans, and SARSEP plans if the fund was offered or officially selected as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) as of the Closing Date;

2)             Qualified tuition programs established under Section 529 of the Internal Revenue Code of 1986, as amended, if the fund was offered as an investment option by such program on the Closing Date, including the qualified tuition program for which MFD serves as program manager; and

3)             Investors approved by the fund, the fund’s investment adviser, and the fund’s distributor.

The fund reserves the right to modify or limit the above exceptions, or re-open the fund at any time without prior notice.

Financial intermediaries are responsible for enforcing these restrictions with respect to their investors.  MFS’ ability to monitor financial intermediaries’ enforcement of these restrictions is limited by operational systems and the cooperation of financial intermediaries.  In addition, with respect to omnibus accounts, MFS’ ability to monitor is also limited by a lack of information with respect to the underlying shareholder accounts.

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and

MFS U.S. Government Cash Reserve Fund

capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

On December 8, 2021, the Board of Trustees of the fund approved the termination of Class 529A, Class 529B, and Class 529C shares of the fund effective on or about June 9, 2022. In connection with the termination, all sales of Class 529B and Class 529C shares will be suspended effective after the close of business on or about March 18, 2022, and Class 529B and Class 529C shares will be converted into Class 529A shares of the fund effective on or about March 21, 2022. Current shareholders of Class 529B and Class 529C shares will become shareholders of Class 529A shares with a total net asset value equal to their Class 529B and/or Class 529C shares at the time of the conversion. In addition, effective after the close of business on or about May 13, 2022, all sales and redemptions of Class 529A shares will be suspended in anticipation of a complete redemption of Class 529A shares on or about May 20, 2022.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. The fund expects that substantially all its distributions will consist of investment income taxable as ordinary income. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.